Expense Example - Great-West Emerging Markets Equity Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years
USD ($)	90	313	554	1,246	125	446	789	1,757